Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Inventories

	2025	2024	Definitions
	US$M	US$M
Raw materials and consumables	2,677	2,305	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	3,186	3,516	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	1,115	1,218	Commodities ready-for-sale and not requiring further processing by the Group.

Total 1	6,978	7,039

Comprising:			Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date or within the operating cycle of the business.
Current	5,538	5,828
Non-current	1,440	1,211

1
Inventory write-downs of US$243 million were recognised during the year (2024: US$69 million; 2023: US$100 million) and included US$133 million associated with the transition of WAN operations into temporary suspension (2024: nil; 2023: nil). Inventory write-downs of US$18 million made in previous periods were reversed during the year (2024: US$19 million; 2023: US$37 million).